Trade payable, accruals, other payables and provisions - Schedule of Trade Payable, Accruals, Other Payables and Provisions (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Trade Payable Accruals Other Payables And Provisions Abstract
Trade payables	¥ 34,748	¥ 48,373
Accrued employee benefits	17,505	18,385
Accrued operating expenses	15,848	14,829
Accrued professional service fees	6,419	6,249
Deposits received	428	376
Duty and tax payable other than corporate income tax	1,614	1,050
Other payables to suppliers of plant and equipment	217	208
Others	381	2,050
Trade payable, accruals, other payables and provisions	¥ 77,160	¥ 91,520